UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23447

2.	Date of Notification: August 13, 2021

3.	Exact name of Investment Company as specified in registration statement: A3 Alternative Income Fund

4.	Address of principal executive office: (number, street, city, state, zip code)

A3 Alternative Income Fund

90 Madison Street, Suite 303

Denver, CO 80206

5.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

/s/ Matthew DuPree
Matthew DuPree, Treasurer

A3 ALTERNATIVE INCOME FUND

August 13, 2021

Dear A3 Alternative Income Fund Shareholder,

As you may know, A3 Alternative Income Fund (the "Fund") is required to make a repurchase offer to its shareholders each quarter. While the Fund is required to make the repurchase offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the required quarterly repurchase offer. If you do not wish to sell shares at this time, please disregard this notice.

The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. The repurchase offer period will begin on August 13, 2021 and end on September 16, 2021.

If you invest in the Fund through a financial intermediary, please contact your financial intermediary before submitting your repurchase request to ensure timely processing. All Repurchase Offer Request Forms must be submitted to and received by the Fund by 11:59 p.m., Eastern Time, on September 16, 2021 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached Repurchase Offer document.

Sincerely,

A3 Alternative Income Fund

/s/ Matthew DuPree
Matthew DuPree, Treasurer

A3 ALTERNATIVE INCOME FUND

REPURCHASE OFFER

1.	The Offer. A3 Alternative Income Fund ("Fund") is offering to repurchase, for cash, up to fifteen percent (15%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.	Net Asset Value. The NAV of the Fund on August 6, 2021 was $9.68 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Offer Request Form. The current NAV may be obtained by calling 877.774.7724 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.	Repurchase Request Deadline. All Repurchase Offer Request Forms must be received in proper form by 11:59 p.m., Eastern Time, on September 16, 2021. Please allow an appropriate amount of time for your Repurchase Request Offer Form to reach the Fund.

4.	Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on September 30, 2021 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Offer Request Form.

5.	Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6.	Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than fifteen percent (15%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seventeen percent (17%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $1,000 worth of shares and who tender all of their shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.	Withdrawal or Modification. Requests for the repurchase of shares may be withdrawn or modified at any time prior to 11:59 p.m., Eastern Time, on September 16, 2021.

8.	Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

(a)	if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code;

(b)	for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.	Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, A3 Financial Investments, LLC (the “Adviser”), UMB Fund Services, Inc. (the “Transfer Agent”), Foreside Fund Partners, LLC (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Transfer Agent, nor the Distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this offer.

A3 ALTERNATIVE INCOME FUND

REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date: September 30, 2021	Repurchase Request Deadline: September 16, 2021

THIS FORM MUST BE COMPLETED AND RECEIVED BY
11:59 P.M., EASTERN TIME ON

SEPTEMBER 16, 2021

FOR REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

A3 Alternative Income Fund c/o UMB Fund Services 235 West Galena Street Milwaukee, WI 53212 Fax: 1- 816-860-3140	For Additional Information: Phone: 1-877-774-7724

PLEASE NOTE THAT THE SHARE AMOUNT SUBMITTED WITH THIS FORM
MUST ALSO BE SUBMITTED VIA NSCC FUND/SERV ON THE REPURCHASE
PRICING DATE.

PART 1 – NAME AND ADDRESS

For Advisor Accounts ONLY
Advisor Account #:
Advisor Name:
Advisor Email Address
Advisor Telephone Number:

FOR CUSTODIAL ACCOUNTS ONLY (TDA)
Custodial Account #:
Custodian Name:

Repurchase Offer Form Continued on Next Page

PART 2 – AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

Account/BIN Number	Account Registration/Shareholder Name	Share Quantity (3 decimals)

If all shares*, please check this box as well as include the actual share amount above - [  ]

*	All share requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date. Trades submitted via the NSCC on the Repurchase Date must include any reinvested shares.

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 11:59 P.M., EASTERN
TIME ON SEPTEMBER 16, 2021 BUT NOT THEREAFTER.

A3 ALTERNATIVE INCOME FUND

DIRECT SHAREHOLDER

REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date: September 30, 2021	Repurchase Request Deadline: September 16, 2021

THIS FORM MUST BE COMPLETED AND RECEIVED BY
11:59 P.M., EASTERN TIME ON

SEPTEMBER 16, 2021

FOR THIS REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

A3 Alternative Income Fund c/o UMB Fund Services 235 West Galena Street Milwaukee, WI 53212 Fax: 1- 816-860-3140	For Additional Information: Phone: 1-877-774-7724

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 – NUMBER OF SHARES OF THE FUND BEING REPURCHASED:

Number of Shares: ________________

If all shares*, please check this box as well as include the actual share amount above - [  ]

*	All share requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date. Trades submitted via the NSCC on the Repurchase Date must include any reinvested shares.

Repurchase Offer Form Continued on Next Page

PART 3 – PAYMENT

Please choose your method of payment:

[ ]	Deliver All Proceeds via Check to Shareholder Address

[ ]	Deliver All Proceeds to Bank Account on Record

[ ]	Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 – NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required* if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

*PLACE MEDALLION SIGNATURE GUARANTEE BELOW:

Repurchase Offer Form Continued on Next Page

PART 5 - SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 11:59 P.M., EASTERN
TIME ON SEPTEMBER 16, 2021 BUT NOT THEREAFTER.